OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Schedule of other current liabilities

	As of December 31,
	2022	2021
	US$’000	US$’000
Contract liabilities	1,325	612
Dividend payable	291	671
Onerous contracts provisions	2,110	9,640
Other current liabilities	1,563	3,212
Total	5,289	14,135

Schedule of onerous contracts provisions
22(a)    Onerous contracts provisions

	For the year ended December 31,
	2022	2021
	US$’000	US$’000
At January 1	9,640	5,105
Recognized	498	6,241
Reversed	(7,763)	(1,401)
Exchange differences	(265)	(305)
At December 31	2,110	9,640

Schedule of contract liabilities
22(b)    Contract Liabilities

	As of December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Current contract liabilities
Advance from customers	1,222	511	156
Custodial service	47	50	44
Transportation service	56	51	59
Total current contract liabilities	1,325	612	259

Schedule of revenue recognized in relation to contract liabilities
Revenue recognized in relation to contract liabilities

	For the year ended December 31,
	2022	2021
	US$’000	US$’000
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Advance from customers	511	156
Custodial service	49	40
Transportation service	49	44
	609	240